--------------------------------------------------------------------------------
CALIFORNIA
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================





Dear Shareholder:



We are pleased to present the semi-annual report of California Daily Tax Free Income Fund, Inc. for the period January 1, 2001 through June 30, 2001.


The Fund had net assets of $292,524,211 and 965 active shareholders as of June 30, 2001.


We thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,




\s\Steven W. Duff




Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                         Maturity              Value             Standard
   Amount                                                                          Date     Yield     (Note 1)     Moody's  & Poor's
   ------                                                                          ----     -----      ------      -------  --------
Put Bond (b) (1.28%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,745,000  California PCFA PCRB (Chevron USA Incorporated Project) (c)        11/15/01   4.00%  $  3,745,000
------------                                                                                       ------------
   3,745,000  Total Put Bond                                                                          3,745,000
------------                                                                                       ------------
Tax Exempt Commercial Paper (14.20%)
------------------------------------------------------------------------------------------------------------------------------------
$  4,245,000  California IBM Trust Pool - Series 7                               10/04/01   2.95%  $  4,245,000      MIG-1
   3,000,000  Long Beach Harbor, CA - Series A                                   07/02/01   2.50      3,000,000       P1     A1+
   3,000,000  Los Angeles, CA Capital Assessment Corporation Lease Revenue Notes
              LOC Bayerische Landesbank Girozentrale/
              Morgan Guaranty Trust Company/Westdeutche Landesbank               07/09/01   2.55      3,000,000       P1     A1+
   8,480,000  Port of Oakland, CA - Series B
              LOC Bank of Nova Scotia/Commerzbank A.G.                           07/10/01   2.55      8,480,000       P1     A1+
   8,100,000  Port of Oakland, CA - Series B
              LOC Bank of Nova Scotia/Commerzbank A.G.                           08/09/01   2.50      8,100,000       P1     A1+
   9,700,000  Regents of The University of California - Series A                 07/11/01   2.60      9,700,000       P1     A1+
   5,000,000  Regents of The University of California - Series A                 08/09/01   2.50      5,000,000
------------                                                                                       ------------       P1     A1+
  41,525,000  Total Tax Exempt Commercial Paper                                                      41,525,000
 -----------                                                                                       ------------
Tax Exempt General Obligation Notes & Bonds (6.51%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,800,000  Moreland, CA Unified School District TRAN (c)                      07/05/01   4.24%  $  2,800,206
   2,700,000  New Haven, CA Unified School Distict TRAN (c)                      07/05/01   4.24      2,700,198
   3,900,000  Perris, CA Unified School District TRAN (c)                        07/05/01   4.24      3,900,287
   4,600,000  Placentia, Orange County, CA TRAN 2001 (c)                         06/28/02   2.65      4,602,208
   5,000,000  Vacaville, CA Unified School District  TRAN                        07/02/02   2.65      5,029,100              SP1+
------------                                                                                       ------------
  19,000,000  Total Tax Exempt General Obligation Notes & Bonds                                      19,031,999
------------                                                                                       ------------
Variable Rate Demand Instruments (d) (78.14%)
------------------------------------------------------------------------------------------------------------------------------------
$  4,900,000  California Association for Bay Area Government
              Nonprofit Corp. (Episcopal Homes Foundation Project)
              LOC Wells Fargo Bank, N.A.                                         02/01/25   2.75%  $  4,900,000              A1+
   3,240,000  California EDFA (Fricke-Parks Press Inc. Project)
              LOC US Bank, N.A.                                                  05/01/23   2.45      3,240,000              A1
   2,500,000  California HFA Multifamily - Series C
              Collateralized by Federal National Mortgage Association            07/15/13   2.40      2,500,000              A1+
   2,155,000  California HFA RB - Series I
              Insured by MBIA Insurance Corp.                                    08/01/15   2.35      2,155,000     VMIG-1   A1+
   3,300,000  California HFA RB Municipal Securities Trust Receipts - Series CNC2
              Insured by AMBAC Indemnity Corp.                                   08/01/27   2.85      3,300,000     VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                         Maturity              Value             Standard
   Amount                                                                          Date     Yield     (Note 1)     Moody's  & Poor's
   ------                                                                          ----     -----      ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 10,130,000  California HFA RB P-Floats - PZ18
              Insured by AMBAC Indemnity Corp.                                   08/01/29   2.71%  $ 10,130,000              A1+
   2,900,000  California PCFA (Atlantic Ridgefield)                              12/01/32   2.70      2,900,000     VMIG-1   A1
   3,000,000  California PCFA (Browning Freeis Industries)
              LOC Deutsche Bank                                                  09/01/17   2.55      3,000,000     VMIG-1   A1+
   3,300,000  California PCFA PCRB (Homestake)
              LOC Bank of Nova Scotia                                            05/01/04   2.50      3,300,000       P1
   5,000,000  California State (Department of Water Resources)
              LOC Landesbank Hessen                                              11/01/04   3.10      5,000,000     VMIG-1
   1,900,000  California State EDFA IDRB
              (Standard Abrasives Manufacturing Project)
              LOC Mellon Bank                                                    03/01/23   2.45      1,900,000              A1+
   3,000,000  California State GO RB
              Insured by MBIA Insurance Corp.                                    09/01/21   2.58      3,000,000              A1+
   6,200,000  California Statewide Communities Development
              (North California Retired Officers)
              LOC Bank of Scotland                                               06/01/26   3.15      6,200,000     VMIG-1
   2,000,000  California Statewide Communities Development
              (Kimberly Woods) - Series B
              Guaranteed by Federal National Mortgage Association                06/15/25   2.60      2,000,000              A1+
   2,000,000  California Statewide Communities Development (Karcher Properties)
              LOC Bayerische Hypovereins Bank, A.G.                              12/01/19   2.65      2,000,000     VMIG-1
   5,000,000  California Statewide Communities Development Authority RB
              (Japanese American Museum) - Series A
              LOC Allied Irish Bank                                              08/01/30   2.50      5,000,000              A1
   3,100,000  California Sweetwater Union High School District COPS
              LOC Dexia CLF                                                      06/01/13   2.55      3,100,000     VMIG-1   A1
   1,200,000  Carlsbad, CA MHRB (La Costa Apartments Project) - Series A
              LOC Bank of America                                                06/01/11   2.45      1,200,000     VMIG-1
   4,660,000  Clipper Tax Exempt Certificates - Series 1999                      01/07/03   2.53      4,660,000     VMIG-1
   2,495,000  Commonwealth of Puerto Rico Public Improvement
              Tender Option Certificates - Series 2001-1
              Insured by FSA                                                     07/01/27   2.60      2,495,000              A1
   8,000,000  Commonwealth of Puerto Rico Public Improvement
              Tender Option Certificates
              Insured by FSA                                                     07/01/19   2.60      8,000,000              A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                               Maturity           Value             Standard
   Amount                                                                                Date    Yield  (Note 1)   Moody's  & Poor's
   ------                                                                                ----    -----   ------    -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,500,000  Colton, CA Redevelopment Agency 1985 Issue - Series A
              Guaranteed by Federal Home Loan Bank                                     05/01/10  2.65% $ 1,500,000            A1+
     900,000  Freemont, CA COPS (Family Resource Center Finance Project)
              LOC KBC Bank                                                             08/01/28  2.75      900,000            A1+
   3,000,000  Freemont, CA MHRB (Mission Well Project)
              LOC Bayerische Landesbank Girozentrale                                   09/01/14  2.55    3,000,000            A1+
   1,400,000  Fullerton, CA IDA RB (PCL Packaging Inc. Project) - Series 1984
              LOC Bank of Nova Scotia                                                  12/01/04  2.75    1,400,000            A1
   1,400,000  Golden Empire Schools Financial Authority (Kern High School District)
              LOC Canadian Imperial Bank of Commerce                                   12/01/24  2.40    1,400,000            A1+
   7,050,000  Hayward, CA MHRB (Barrington Hills) - Series A
              Collateralized by Federal National Mortgage Association                  06/15/25  2.60    7,050,000            A1+
   5,474,000  Irvine, CA Improvement Board Act Assessment District #97-17
              LOC Bayerische Landesbank                                                09/02/23  3.10    5,474,000  VMIG-1    A1+
   5,700,000  Irvine, CA Improvement Board Act Assessment District #87-8
              LOC KBC Bank                                                             09/02/24  3.10    5,700,000  VMIG-1    A1
   3,750,000  Irvine Ranch, CA Water District Consolidated Bonds
              LOC Landesbank Hessen                                                    10/01/10  3.10    3,750,000            A1+
   3,100,000  Irvine Ranch, CA Water District
              LOC Landesbank Hessen                                                    10/01/04  3.20    3,100,000            A1+
   2,000,000  Irvine Ranch, CA Water District#2,102,103,106 & 320
              LOC Toronto Dominion Bank                                                08/01/09  3.20    2,000,000  VMIG-1    A1+
   1,690,000  Irvine, CA Public Facility (Infrastructure Authority Lease Capital)
              LOC Bayerische Hypo Vereins Bank, A.G.                                   11/01/10  2.55    1,690,000  VMIG-1    A1+
   1,000,000  Irwindale, CA IDRB (Toys R'us, Inc. Project) Series 1984 (c)
              LOC Bankers Trust Company                                                12/01/19  2.93    1,000,000
   1,400,000  Jackson County, MI EDC (Vista Grande Villa Project)
              LOC ABN AMRO Bank                                                        06/01/27  3.50    1,400,000            A1+
   7,000,000  Los Angeles, CA Community Redevelopment Agency MHRB
              (Academy Village Apartments) - Series A
              LOC Union Bank of Switzerland                                            10/01/19  2.55    7,000,000  VMIG-1
   1,465,000  Los Angeles, CA MHRB
              Guaranteed by Federal Home Loan Bank                                     12/01/10  2.40    1,465,000            A1+
   1,675,000  Los Angeles, CA IDRB (Cereal Food Processors, Inc. Project) - Series 1995
              LOC Commerce Bank                                                        12/01/05  2.55    1,675,000            A1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                               Maturity           Value             Standard
   Amount                                                                                Date    Yield  (Note 1)   Moody's  & Poor's
   ------                                                                                ----    -----   ------    -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,500,000  Los Angeles, CA IDA (P&C Poultry Distributors) (c)
              LOC Comerica Bank                                                        06/01/23  2.90% $ 2,500,000
   3,000,000  Los Angeles County, CA (Sand Canyon Project)
              LOC Citibank, N.A.                                                       11/01/06  2.70    3,000,000            A1+
   1,500,000  Los Angeles, CA Housing Authority MHRB
              (Malibu Meadows Project) - Series 1998B
              Collateralized by Federal National Mortgage Association                  04/15/28  2.50    1,500,000            A1+
   1,500,000  Los Angeles, CA Metropolitan Transit Authority - Series SG-55
              Insured by MBIA Insurance Corp.                                          07/01/18  2.53    1,500,000            A1+
   5,000,000  Los Angeles, CA Metropolitan Transit Authority
              Sales Tax RB (Municipal Security Trust Receipts)
              Insured by AMBAC Indemnity Corp.                                         07/01/07  2.75    5,000,000  VMIG-1    A1+
   5,000,000  Metropolitan Water District of Southern California - Series B            07/01/28  2.45    5,000,000  VMIG-1    A1+
   3,000,000  Mountain View, CA Mariscopa MHRB - Series A
              Insured by FGIC                                                          03/01/17  2.45    3,000,000  VMIG-1    A1+
   3,000,000  Oakland, CA Joint Powers Financing Authority Lease RB - Series A1
              LOC Dexia CLF                                                            08/01/21  2.40    3,000,000  VMIG-1    A1+
   2,400,000  Otay, CA Water District COPS - Series 1996
              LOC Landesbank Hessen                                                    09/01/26  2.55    2,400,000  VMIG-1    A1+
   4,050,000  Paramount, CA Housing Authority MHRB
              (Century Place Apartments Project) - Series A
              Collateralized by Federal National Mortgage Association                  09/15/29  2.60    4,050,000            A1+
   3,000,000  Port Authority of New York & New Jersey Special
              Versatile Structure Obligation                                           08/01/24  3.10    3,000,000  VMIG-1    A1+
   3,600,000  Rancho, CA Water District Finance Authority - Series A
              Insured by FGIC                                                          08/15/29  2.40    3,600,000  VMIG-1
  10,000,000  Riverside County, CA COPS (Riverside County Public Facility) - Series B
              LOC Commerzbank A.G.                                                     12/01/15  2.60   10,000,000  VMIG-1
   2,000,000  Riverside County, CA Housing Authority
              (Amanda Park Apartment Project)
              Guaranteed by Federal Home Loan Mortgage Corporation                     01/15/29  2.60    2,000,000  VMIG-1
   8,500,000  Sacramento County, CA MHRB
              (Shadowood Apartments Project) - Series 1992A
              LOC General Electric Capital Corporation                                 12/01/22  2.70    8,500,000            A1+
   2,000,000  San Diego, CA MHRB
              (University Town Center Apartment)
              LOC Bank of America                                                      10/01/15  2.65    2,000,000  VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date     Yield     (Note 1)      Moody's  & Poor's
   ------                                                                         ----     -----      ------       -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  San Diego, CA (San Diego Museum of Art)
              LOC Allied Irish Bank                                             09/01/30   2.50%  $  3,000,000      VMIG-1
   1,900,000  San Francisco, CA (Filmore Center A1)
              LOC Credit Suisse First Boston                                    12/01/17   2.45      1,900,000               A1+
   2,985,000  San Francisco, CA (Filmore Center A1)                             07/01/24   2.53      2,985,000               A1+
   1,500,000  San Jose, CA MHRB - Series 1996A
              (Siena At Renaissance Square Apartments)
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/29   2.50      1,500,000      VMIG-1
   7,050,000  San Jose, CA MHRB (Kimberly Woods Apartments) - Series B
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/29   2.50      7,050,000      VMIG-1
   1,675,000  Santa Clara County, CA MHRB
              (Grove Garden Apartments) - Series 1997A
              Collateralized by Federal National Mortgage Association           02/15/27   2.50      1,675,000               A1+
   6,245,000  Simi Valley, CA MHRB - Series A
              Guaranteed by Federal Home Loan Mortgage Corpporation             07/01/23   2.50      6,245,000      VMIG-1
   5,000,000  South Orange County, CA Special Tax Revenue Putters - Series 146
              Insured by FGIC                                                   02/15/12   2.63      5,000,000               A1+
   2,042,000  Southeast California Resource Recovery Facility Authority
              Lease Revenue Refunding Bonds - Series 1995A
              LOC Morgan Guaranty Trust Company/State Street Bank and Trust Co. 12/01/18   2.60      2,042,000      VMIG-1   A1+
   1,550,000  Tustin, CA Improvement Board Act Assessment District # 95-2-A
              LOC KBC Bank                                                      09/02/13   3.10      1,550,000      VMIG-1   A1+
   2,000,000  Visalia, CA IDRB (Savannah Foods) (c)
              LOC Suntrust Bank                                                 06/01/05   2.75      2,000,000
   2,100,000  Walnut Creek, CA MHRB (Creekside Drive Apartments)
              LOC Bank of America                                               04/01/07   2.70      2,100,000      VMIG-1
   2,000,000  West Basin Municipal Water District COPS
              (Recycled Water Project-Phase Iii)
              LOC Bayerische Hypovereins Bank, A.G.                             08/01/29   2.50      2,000,000      VMIG-1   A1+
------------                                                                                      ------------
 228,581,000  Total Variable Rate Demand Instruments                                               228,581,000
------------                                                                                      ------------
Variable Rate Demand Instruments - Private Placements (d) (2.34%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,370,000  City of Chico, CA IDRB (Gene E. Lyne Nursing Home Project)
              LOC Bank of America                                               12/01/15   4.35%  $  3,370,000        P1     A1+
   2,210,000  Redevelopment Agency of The City of Morgan Hill
              (Kent Trust Project) - Series 1984B
              LOC Comerica Bank                                                 12/01/14   3.38      2,210,000        P1     A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date     Yield     (Note 1)      Moody's  & Poor's
   ------                                                                         ----     -----      ------       -------  --------
Variable Rate Demand Instruments - Private Placements (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,280,000  Redevelopment Agency of The City of Morgan Hill
              (Nob Hill Venture Investments) - Series 1984
              LOC Wells Fargo Bank, N.A.                                        12/01/09   3.38%  $  1,280,000      P1       A1+
------------                                                                                      ------------
   6,860,000  Total Variable Rate Demand Instruments - Private Placements                            6,860,000
------------                                                                                      ------------
              Total Investments (102.47%) ($299,742,999+)                                         $299,742,999
              Liabilities In Excess of Cash And Other Assets (-2.47%)                             (  7,218,788)
                                                                                                  ------------
              Net Assets (100.00%)                                                                $292,524,211
                                                                                                  ============
              Net Asset Value, Offering and Redemption Price Per Share:
              Class A Shares, 153,248,636 Share Outstanding (Note 3)                              $       1.00
                                                                                                  ============
              Class B Shares, 139,979,008 Share Outstanding (Note 3)                              $       1.00
                                                                                                  ============


              +     Aggregate cost for federal income tax purposes is identical.

























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2001
(UNAUDITED)
================================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
    COPS     =  Certificates of Participations                IDRB     =  Industrial Development Revenue Bond
    EDFA     =  Economic Development Finance Authority        LOC      =  Letter of Credit
    EDC      =  Educational Development Corporation           MHRB     =  Multi-Family Housing Revenue Bond
    FSA      =  Financial Securities Assurance                PCFA     =  Pollution Control Finance Authority
    FGIC     =  Financial Guaranteed Insurance Company        PCRB     =  Pollution Control Revenue Bond
    GO       =  General Obligation                            RB       =  Revenue Bond
    HFA      =  Housing Finance Agency                        TRAN     =  Tax and Revenue Anticipation Note
    IDA      =  Industrial Development Authority










--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)
================================================================================



INVESTMENT INCOME

Income:
  Interest......................................................................      $         5,649,458
                                                                                       ------------------
Expenses: (Note 2)
  Investment management fee.....................................................                  593,725
  Administration fee............................................................                  415,608
  Shareholder servicing fee.....................................................                  189,772
  Custodian expenses............................................................                   45,014
  Shareholder servicing and related shareholder expenses+.......................                  145,257
  Legal, compliance and filing fees.............................................                   18,598
  Audit and accounting..........................................................                   15,908
  Directors' fees...............................................................                    4,506
  Other.........................................................................                    4,914
                                                                                       ------------------
    Total expenses..............................................................                1,433,302
    Less: Expenses paid indirectly (Note 2).....................................      (               170)
          Management fee waived (Note 2)........................................      (            25,000)
                                                                                       ------------------
    Net expenses................................................................                1,408,132
                                                                                       ------------------
Net investment income...........................................................                4,241,326
                                                                                       ------------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................                  183,720
                                                                                       ------------------
Increase in net assets from operations..........................................      $         4,425,046
                                                                                       ==================


+ Include class specific transfer agency expenses of $91,425 and $51,510 for Class A and Class B shares, respectively.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                         Six Months
                                                                            Ended                       Year
                                                                        June 30, 2001                   Ended
                                                                         (Unaudited)              December 31, 2000
                                                                          ---------               -----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income........................................      $      4,241,326            $      13,445,939
   Net realized gain (loss) on investments......................               183,720            (         900,000)
                                                                       ---------------             ----------------

Increase in net assets from operations..........................             4,425,046                   12,545,939


Dividends to shareholders from net investment income:
   Class A......................................................      (      1,942,381)*          (       5,121,609)*
   Class B......................................................      (      2,273,945)*          (       8,324,330)*
Capital share transactions (Note 3):
   Class A......................................................      (     45,598,172)           (      35,050,441)
   Class B......................................................      (    235,536,194)                 168,906,041
                                                                       ---------------             ----------------
   Total increase (decrease)....................................      (    280,925,646)                 132,955,600
Net assets:
   Beginning of period..........................................           573,449,857                  440,494,257
                                                                       ---------------             ----------------
   End of period (including undistributed net investment
        income of $25,000 as of June 30, 2001)..................      $    292,524,211            $     573,449,857
                                                                       ===============             ================


* Designated as exempt-interest dividends for federal income tax purposes.










--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies.

California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 9, 1996 and all Fund shares outstanding before October 9, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money market Fund. The Funds financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.



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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

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2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the average daily net assets with respect to only Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan with respect only to Class A shares.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

For the period ended June 30, 3001, the Manager voluntarily waived investment management fees of $25,000.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $100,616 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund, and expense offsets of $170.

3. Capital Stock.

At June 30, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $293,227,644. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                           Year
Class A                                              Ended                             Ended
-------                                          June 30, 2001                   December 31, 2000
                                                 -------------                   -----------------
Sold...................................            269,135,754                        934,158,413
Issued on reinvestment of dividends....              1,839,567                          4,960,766
Redeemed...............................         (  316,573,493)                   (   974,169,620)
                                                 -------------                     --------------
Net increase (decrease)................         (   45,598,172)                   (    35,050,441)
                                                 =============                     ==============

                                                  Six Months                           Year
Class B                                              Ended                             Ended
-------                                          June 30, 2001                   December 31, 2000
                                                 -------------                   -----------------
Sold...................................            482,053,897                      1,567,975,085
Issued on reinvestment of dividends....              2,054,365                          8,042,910
Redeemed...............................         (  719,644,456)                   ( 1,407,111,954)
                                                 -------------                     --------------
Net increase (decrease)................         (  235,536,194)                       168,906,041
                                                 =============                     ==============


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4. Sales of Securities.

Accumulated undistributed realized losses at June 30, 2001 amounted to $728,434. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire December 31, 2002 through December 31, 2009.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 79% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Financial Highlights.

                                                                                    Year Ended December 31,
                                                   Six Months       ---------------------------------------------------------
Class A                                               Ended
-------                                           June 30, 2001       2000         1999          1998        1997       1996
                                                  -------------     -------      -------       -------     -------    -------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........     $ 1.00          $ 1.00       $ 1.00        $ 1.00      $ 1.00     $ 1.00
                                                    -------         -------      -------       -------     -------    -------
Income from investment operations:
   Net investment income.......................       0.010           0.027        0.022         0.025       0.028      0.027
Less distributions:
   Dividends from net investment income........     ( 0.010)        ( 0.027)     ( 0.022)      ( 0.025)    ( 0.028)   ( 0.027)
                                                     ------          ------       ------        ------     -------     ------
Net asset value, end of period.................     $ 1.00          $ 1.00       $ 1.00        $ 1.00      $ 1.00     $ 1.00
                                                    =======         =======      =======       =======     =======    =======
Total Return...................................       1.01%(a)        2.75%        2.25%         2.48%       2.84%      2.76%
Ratios/Supplemental Data
Net assets, end of period (000)................     $152,881        $198,530     $233,890      $209,916    $182,653   $205,947
Ratios to average net assets:
   Expenses, net of fees waived (b)............       0.82%(c)        0.85%        0.86%         0.88%       0.82%      0.75%
   Net investment income.......................       2.06%(c)        2.67%        2.23%         2.43%       2.80%      2.73%
   Management, administration and shareholder
     servicing fees waived.....................       0.01%(c)        0.00%        0.00%         0.01%       0.05%      0.08%
   Expense offsets.............................       0.00%(c)        0.00%        0.00%         0.00%       0.00%      0.01%

(a)  Not Annualized
(b)  Includes expense offsets
(c)  Annualized

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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

6. Financial Highlights (Continued).


                                                                                 Year Ended
Class B                                          Six Months                     December 31,                   October 9, 1996
-------                                             Ended          -------------------------------------    Commencement of Sales)
                                                June 30, 2001        2000      1999      1998      1997      to December 31, 1996
                                                -------------      -------   -------   -------   -------     --------------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............   $ 1.00          $ 1.00    $ 1.00    $ 1.00    $ 1.00             $ 1.00
                                                   -------         -------   -------   -------   -------            -------
Income from investment operations:
   Net investment income........................     0.011           0.030     0.025     0.027     0.030              0.004
Less distributions:
   Dividends from net investment income.........   ( 0.011)        ( 0.030)  ( 0.025)  ( 0.027)  ( 0.030)           ( 0.004)
                                                    ------          ------    ------    ------    ------            -------
Net asset value, end of period..................   $ 1.00          $ 1.00    $ 1.00    $ 1.00    $ 1.00             $ 1.00
                                                   =======         =======   =======   =======   =======            =======
Total Return....................................     1.12%(a)        2.99%     2.49%     2.76%     3.08%              0.70%++
Ratios/Supplemental Data
Net assets, end of period (000).................   $139,643        $374,920  $206,604  $30,190   $15,163            $ 3,436
Ratios to average net assets:
   Expenses, net of fees waived(b)..............     0.61%(c)        0.62%     0.62%     0.60%     0.58%              0.56%*
   Net investment income........................     2.22%(c)        2.97%     2.61%     2.72%     3.10%              3.09%*
   Management administration fees waived........     0.01%(c)        0.00%     0.00%     0.01%     0.05%              0.06%*
   Expense offsets..............................     0.00%(c)        0.00%     0.00%     0.00%     0.00%              0.01%*

(a) Not Annualized
(b) Includes expense offsets
(c) Annualized












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CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.













                    Semi-Annual Report
                       June 30, 2001
                        (Unaudited)








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------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street
     New York, New York 10286


Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020



CA 6/01S


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